PREFERRED SHARES AND WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2020
PREFERRED SHARES AND WARRANT LIABILITIES
PREFERRED SHARES AND WARRANT LIABILITIES

13. PREFERRED SHARES AND WARRANT LIABILITIES

On December 28, 2020, KAH entered into a definitive securities purchase agreement (the “Purchase Agreement”) with U.S. based KX Venturas 4 LLC (the “Investor”) and completed the initial closing on December 29, 2020.

Pursuant to the Purchase Agreement, the Investor will invest $6,000 in newly designated Series A convertible preferred shares (“preferred shares”) of the Company. The first $3,000 of the investment closed on December 29, 2020 (the “First Closing”), and the remaining investment is expected to close in mid-2021 (the “Second Closing”). The preferred shares are convertible into 1,000,000 ordinary shares of the Company’s at a conversion price of $3.00, subject to customary adjustments.  Pursuant to the Purchase Agreement, the Investor will also receive warrants to subscribe for the Company’s ordinary shares at an exercise price of $3.00 per share. The Preferred Shares and Warrants are bundled transactions, which were considered as equity-linked instruments. The Group has determined that there was no beneficial conversion feature attributable to the preferred shares because the initial effective conversion prices of these preferred shares were higher than the fair value of the Company’s ordinary shares at the relevant commitment dates. The Company has issued 3,000 convertible preferred shares as of December 31, 2020, and the fair value allocated to preferred shares was $1,311.

In connection with the issuance of the convertible preferred shares on December 29, 2020, 1,500,000 Series A Warrants, 1,333,333, Series B Warrants and 2,000,000 Series C Warrants were issued to the Investor, with each warrant provided the holder the right to subscribe for the Group’s ordinary shares at an exercise price of $3.00 per share. Series A and Series B Warrants are immediately exercisable, and Series C Warrants are exercisable upon exercise and in proportion to the number of Series B Warrants exercised.  Series A, B and C warrants expire on December 29, 2027, August 29, 2022 and June 29, 2028, respectively.

The warrants are classified as a liability and the fair value allocated to warrants was $1,690 as of December 31, 2020. The warrants liability will be re-measured at each reporting period until the warrants are exercised or expire and any changes will be recognized in the statement of operations. No warrants were exercised as of December 31, 2020.

The fair value of the warrants as of December 31, 2020 were calculated using the Black-Scholes pricing model with the following assumptions:

	As of December 31, 2020
	Series A Warrant	Series B Warrant	Series C Warrant
Risk-free rate of return	0.66%	0.12%	0.71%
Estimated volatility rate	46.07%	51.29%	45.63%
Dividend yield	0.00%	0.00%	0.00%
Exercise price	$3.00	$3.00	$3.00
Fair value of warrant	$1.39	$0.76	$1.43